AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks — 93.6%
Australia — 4.9%
Ampol Ltd.	7,940	$171,426
Aristocrat Leisure Ltd.	38,832	1,014,542
AUB Group Ltd.	15,400	287,312
Austal Ltd.	114,726	138,445
Bank of Queensland Ltd.	113,737	417,421
BHP Group Ltd. XASX	373,903	10,503,246
BHP Group Ltd. BCXE	36,183	1,026,994
BlueScope Steel Ltd.	40,428	500,640
Brambles Ltd.	346,299	3,181,288
Charter Hall Group, REIT	35,297	213,264
Cochlear Ltd.	1,926	315,446
Coles Group Ltd.	36,880	368,094
Dexus, REIT	33,200	154,762
Elders Ltd.	84,337	311,945
Endeavour Group Ltd.	46,498	156,990
Flutter Entertainment PLC*	1,316	214,680
Fortescue Metals Group Ltd.	229,801	3,054,756
Glencore PLC	608,822	3,466,944
Goodman Group, REIT	93,690	1,284,100
GPT Group (The), REIT	71,862	178,953
Harvey Norman Holdings Ltd.(a)	274,285	679,607
JB Hi-Fi Ltd.	21,454	623,143
Macquarie Group Ltd.	8,159	873,732
Medibank Private Ltd.	1,272,675	2,808,963
Metcash Ltd.	208,300	504,286
Myer Holdings Ltd.	494,900	180,921
National Australia Bank Ltd.	38,477	714,301
New Hope Corp. Ltd.	145,802	591,579
NRW Holdings Ltd.	196,619	340,411
Perenti Ltd.*	327,500	226,424
Pilbara Minerals Ltd.	127,711	348,420
Qantas Airways Ltd.*	407,882	1,350,288
QBE Insurance Group Ltd.	49,057	491,416
Rio Tinto Ltd.	25,991	1,874,676
Rio Tinto PLC	57,340	3,600,521
Scentre Group, REIT	552,611	868,354
Sonic Healthcare Ltd.	158,060	3,018,147
South32 Ltd.	215,463	465,229
Stockland, REIT	384,009	961,086
Suncorp Group Ltd.	337,148	3,003,865
Super Retail Group Ltd.	87,545	668,976
Telstra Group Ltd.	144,542	357,112
Vicinity Ltd., REIT	981,462	1,063,661
WiseTech Global Ltd.	5,269	218,718
Woodside Energy Group Ltd. XASX	92,590	2,152,818
Woodside Energy Group Ltd. XLON	11,108	256,637
Woolworths Group Ltd.	35,698	854,653
		56,059,192
Austria — 0.5%
BAWAG Group AG, 144A*	12,277	561,133
Erste Group Bank AG	88,954	3,072,194
OMV AG	22,009	1,051,251
voestalpine AG	5,617	152,925
Wienerberger AG	28,843	730,026
		5,567,529
	Shares	Value
Common Stocks (continued)
Belgium — 0.6%
Ageas SA/NV	4,284	$176,443
Bekaert SA	15,931	713,214
Groupe Bruxelles Lambert NV	2,520	187,514
KBC Group NV	46,209	2,876,816
Solvay SA	22,800	2,519,613
Warehouses De Pauw CVA, REIT	5,980	147,788
		6,621,388
Brazil — 0.9%
Ambev SA	87,700	228,909
Banco do Brasil SA	140,500	1,320,712
MercadoLibre, Inc.*	3,108	3,940,571
Multiplan Empreendimentos Imobiliarios SA	47,264	231,781
NU Holdings Ltd. (Class A Stock)*	287,406	2,083,694
Odontoprev SA	149,900	327,143
Petroleo Brasileiro SA, ADR	70,034	1,049,810
Vale SA	38,200	512,900
Yara International ASA	13,903	524,972
		10,220,492
Canada — 2.0%
Air Canada*	62,152	886,807
ARC Resources Ltd.	64,400	1,027,934
Canadian Apartment Properties REIT, REIT	11,358	376,969
Canadian Imperial Bank of Commerce	16,500	636,919
Canadian Natural Resources Ltd.	4,415	285,524
Celestica, Inc.*	65,500	1,602,960
Cenovus Energy, Inc.	42,010	874,686
CGI, Inc.*	7,131	702,889
CI Financial Corp.	88,000	1,001,642
Constellation Software, Inc.	669	1,381,132
Fairfax Financial Holdings Ltd.	1,137	928,159
H&R Real Estate Investment Trust, UTS	66,700	453,260
iA Financial Corp., Inc.	26,890	1,686,750
Imperial Oil Ltd.	26,700	1,644,559
Loblaw Cos. Ltd.	6,737	572,391
Manulife Financial Corp.	169,567	3,098,585
Martinrea International, Inc.	59,400	547,097
Nutrien Ltd.	15,029	928,130
Russel Metals, Inc.	24,600	688,601
Sleep Country Canada Holdings, Inc., 144A	34,900	597,919
Stelco Holdings, Inc.	14,700	406,178
Stella-Jones, Inc.	17,200	827,170
Suncor Energy, Inc.	26,240	902,389
Torex Gold Resources, Inc.*	47,200	491,026
Transcontinental, Inc. (Class A Stock)	28,483	239,272
		22,788,948
Chile — 0.1%
Cencosud SA	361,900	685,966
China — 2.8%
3SBio, Inc., 144A*	828,000	691,526
Alibaba Group Holding Ltd.*	271,300	2,941,485
A1

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Bank of China Ltd. (Class H Stock)	4,807,000	$1,674,655
BYD Co. Ltd. (Class H Stock)	20,000	616,205
China Construction Bank Corp. (Class H Stock)	1,766,000	992,761
China Feihe Ltd., 144A	754,000	443,042
China Pacific Insurance Group Co. Ltd. (Class H Stock)	529,600	1,318,428
China Petroleum & Chemical Corp. (Class H Stock)	2,268,000	1,233,531
China Tower Corp. Ltd. (Class H Stock), 144A	6,874,000	656,674
CIMC Enric Holdings Ltd.	590,000	513,289
Fufeng Group Ltd.	972,000	545,860
Hello Group, Inc., ADR	70,200	489,996
JD.com, Inc. (Class A Stock)	15,600	226,962
JOYY, Inc., ADR(a)	20,100	766,011
Kingboard Holdings Ltd.	166,000	371,812
Kingsoft Corp. Ltd.	172,800	622,655
Lenovo Group Ltd.	1,556,000	1,595,416
NetEase, Inc., ADR	11,637	1,165,562
NXP Semiconductors NV	2,417	483,207
PetroChina Co. Ltd. (Class H Stock)	2,906,000	2,177,851
PICC Property & Casualty Co. Ltd. (Class H Stock)	2,170,000	2,778,662
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	181,500	1,029,404
Sinopharm Group Co. Ltd. (Class H Stock)	335,600	973,012
Sinotruk Hong Kong Ltd.	583,500	1,122,142
Tencent Holdings Ltd.	43,400	1,682,356
Vipshop Holdings Ltd., ADR*	73,843	1,182,226
Want Want China Holdings Ltd.	1,316,000	857,715
Wilmar International Ltd.	889,900	2,421,677
		31,574,122
Czech Republic — 0.1%
Komercni Banka A/S	39,987	1,162,618
Denmark — 2.8%
AP Moller - Maersk A/S (Class A Stock)	88	155,734
Carlsberg A/S (Class B Stock)	25,470	3,211,385
Danske Bank A/S	29,030	673,670
DFDS A/S	9,747	321,314
DSV A/S	8,000	1,490,726
Genmab A/S*	3,747	1,326,628
Jyske Bank A/S*	13,753	1,003,199
Novo Nordisk A/S (Class B Stock)	244,405	22,253,384
Pandora A/S	6,310	651,137
Spar Nord Bank A/S	45,089	697,491
		31,784,668
Finland — 0.6%
Kesko OYJ (Class B Stock)	43,726	783,406
Kone OYJ (Class B Stock)	9,462	398,729
Metsa Board OYJ (Class B Stock)	76,360	612,971
Metso OYJ	18,576	194,804
Nokia OYJ	170,194	639,943
Nordea Bank Abp	354,341	3,884,900
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Wartsila OYJ Abp	14,480	$164,115
		6,678,868
France — 10.1%
Accor SA	20,575	692,028
Air Liquide SA	22,328	3,760,740
Airbus SE	26,252	3,513,790
Amundi SA, 144A	7,980	448,211
Arkema SA	8,622	848,756
AXA SA	147,701	4,382,121
BNP Paribas SA	99,954	6,355,703
Bouygues SA	32,686	1,142,853
Capgemini SE	15,564	2,715,821
Carrefour SA	17,216	295,687
Cie de Saint-Gobain SA	59,809	3,579,593
Cie Generale des Etablissements Michelin SCA	22,230	680,393
Credit Agricole SA	92,434	1,136,459
Dassault Aviation SA	1,150	216,602
Dassault Systemes SE	44,208	1,641,992
Eiffage SA	24,346	2,310,864
Engie SA	266,824	4,092,059
Hermes International SCA	4,517	8,233,714
Ipsen SA	8,276	1,084,337
Kering SA	4,300	1,953,761
Klepierre SA, REIT	23,190	567,821
La Francaise des Jeux SAEM, 144A	4,480	145,509
Legrand SA	11,478	1,054,671
L’Oreal SA	17,421	7,219,473
LVMH Moet Hennessy Louis Vuitton SE	17,947	13,546,946
Pernod Ricard SA	16,974	2,826,001
Publicis Groupe SA	40,793	3,087,732
Rexel SA	45,204	1,012,840
Rubis SCA	25,302	566,677
Safran SA	53,907	8,447,724
Societe BIC SA	9,762	643,621
Societe Generale SA	103,767	2,510,914
Sodexo SA	16,856	1,735,284
Sopra Steria Group SACA	2,955	610,027
Thales SA	6,277	882,190
TotalEnergies SE	170,213	11,191,396
Unibail-Rodamco-Westfield, REIT*	17,731	871,931
Verallia SA, 144A	34,057	1,339,605
Vinci SA	68,541	7,582,763
		114,928,609
Germany — 6.8%
Allianz SE	38,101	9,067,133
Aurubis AG	8,579	632,992
Bayer AG	43,652	2,096,362
Bayerische Motoren Werke AG	57,565	5,846,715
Commerzbank AG	15,876	180,182
Daimler Truck Holding AG	33,336	1,154,234
Deutsche Bank AG	133,067	1,462,443
Deutsche Boerse AG	26,428	4,564,030
Deutsche Lufthansa AG*	269,001	2,128,713
Deutsche Post AG	89,827	3,644,779

A2

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Deutsche Telekom AG	106,481	$2,233,631
E.ON SE	394,450	4,664,769
Fresenius Medical Care AG & Co. KGaA	18,416	791,740
Fresenius SE & Co. KGaA	74,659	2,318,926
GEA Group AG	72,130	2,658,306
Heidelberg Materials AG	25,031	1,938,661
Henkel AG & Co. KGaA	3,087	194,641
Infineon Technologies AG	212,579	7,040,776
Mercedes-Benz Group AG	85,963	5,982,747
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,161	7,462,305
Puma SE	2,835	175,295
Rational AG	323	204,363
RWE AG	121,357	4,504,748
SAP SE	6,346	821,439
Scout24 SE, 144A	3,709	257,177
Siemens AG	30,613	4,374,866
Talanx AG	2,980	188,604
Telefonica Deutschland Holding AG	362,266	647,938
Volkswagen AG	5,963	783,107
		78,021,622
Greece — 0.1%
Hellenic Telecommunications Organization SA	42,183	615,264
Mytilineos SA	25,400	934,917
		1,550,181
Hong Kong — 1.2%
AIA Group Ltd.	461,596	3,732,995
CK Asset Holdings Ltd.	79,500	417,581
CK Infrastructure Holdings Ltd.	146,570	691,568
CLP Holdings Ltd.	41,500	306,431
Dah Sing Financial Holdings Ltd.	89,600	189,140
Grand Pharmaceutical Group Ltd.	1,092,500	584,317
HKT Trust & HKT Ltd., UTS	154,528	161,137
Hong Kong Exchanges & Clearing Ltd.	30,412	1,128,674
New World Development Co. Ltd.	71,231	138,109
PAX Global Technology Ltd.	373,000	262,742
Prudential PLC	200,119	2,151,147
Swire Pacific Ltd. (Class A Stock)	22,000	148,182
Techtronic Industries Co. Ltd.	171,387	1,654,499
VTech Holdings Ltd.	48,300	288,984
WH Group Ltd., 144A	2,829,529	1,481,027
Yue Yuen Industrial Holdings Ltd.	302,500	346,254
		13,682,787
India — 1.2%
Chambal Fertilisers & Chemicals Ltd.	178,100	592,598
Coal India Ltd.	229,700	814,661
Cyient Ltd.	32,200	655,797
HDFC Bank Ltd., ADR	73,123	4,314,988
Hindustan Zinc Ltd.	165,600	614,529
Mahanagar Gas Ltd.	52,400	648,230
Mahindra & Mahindra Ltd.	56,618	1,057,275
	Shares	Value
Common Stocks (continued)
India (cont’d.)
NMDC Ltd.	603,700	$1,071,795
Oil & Natural Gas Corp. Ltd.	598,600	1,378,083
Oil India Ltd.	262,300	941,989
Petronet LNG Ltd.	306,900	884,577
Tata Consultancy Services Ltd.	10,087	427,106
UPL Ltd.	65,909	488,038
		13,889,666
Indonesia — 0.3%
Bank Central Asia Tbk PT	2,512,178	1,431,276
First Resources Ltd.	618,000	689,920
Telkom Indonesia Persero Tbk PT	4,079,400	988,875
United Tractors Tbk PT	417,600	761,909
		3,871,980
Ireland — 0.1%
AerCap Holdings NV*	3,400	213,078
Bank of Ireland Group PLC	94,995	928,635
		1,141,713
Israel — 0.5%
Check Point Software Technologies Ltd.*	13,107	1,746,901
Mizrahi Tefahot Bank Ltd.	14,913	541,562
Mobileye Global, Inc. (Class A Stock)*(a)	31,041	1,289,754
Nice Ltd.*	1,066	181,816
Teva Pharmaceutical Industries Ltd.*	48,424	493,847
Wix.com Ltd.*(a)	19,670	1,805,706
		6,059,586
Italy — 2.7%
Assicurazioni Generali SpA	141,584	2,890,070
Brunello Cucinelli SpA	26,815	2,033,886
Coca-Cola HBC AG*	43,019	1,176,302
Enel SpA	350,094	2,147,037
Eni SpA	158,738	2,549,937
Ferrari NV	16,714	4,927,044
Intesa Sanpaolo SpA	449,216	1,150,540
Leonardo SpA	57,400	826,782
Mediobanca Banca di Credito Finanziario SpA	69,673	918,576
Moncler SpA	16,313	945,420
Pirelli & C SpA, 144A	150,507	721,885
Poste Italiane SpA, 144A	16,100	169,071
Prysmian SpA	7,155	287,190
UniCredit SpA	354,229	8,439,999
Unipol Gruppo SpA	130,798	705,960
UnipolSai Assicurazioni SpA	252,529	608,457
		30,498,156
Japan — 17.0%
Advantest Corp.	44,604	1,244,162
AEON REIT Investment Corp., REIT	525	514,429
Ajinomoto Co., Inc.	48,800	1,881,661
Alps Alpine Co. Ltd.	67,200	582,572
Amada Co. Ltd.	68,600	689,655

A3

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
ANA Holdings, Inc.*	23,700	$496,232
Astellas Pharma, Inc.	165,800	2,294,942
Azbil Corp.	6,000	183,297
Bandai Namco Holdings, Inc.	16,800	341,720
BayCurrent Consulting, Inc.	65,200	2,172,649
Bridgestone Corp.	82,942	3,232,080
Brother Industries Ltd.	30,300	488,074
Canon, Inc.	51,300	1,235,747
Chubu Electric Power Co., Inc.	18,200	231,684
Chugai Pharmaceutical Co. Ltd.	34,400	1,060,691
Credit Saison Co. Ltd.	44,300	702,409
Dai Nippon Printing Co. Ltd.	18,300	476,132
Daicel Corp.	92,800	776,350
Dai-ichi Life Holdings, Inc.	33,600	693,649
Daikin Industries Ltd.	22,671	3,554,171
Daiwa House Industry Co. Ltd.	24,000	644,146
Daiwa Securities Group, Inc.	36,400	209,903
Daiwabo Holdings Co. Ltd.	39,500	757,323
DCM Holdings Co. Ltd.	60,300	489,817
Denso Corp.	34,600	555,187
Dentsu Group, Inc.	5,400	158,823
Disco Corp.	2,600	480,366
EDION Corp.	63,800	631,068
Ezaki Glico Co. Ltd.	25,200	691,736
FANUC Corp.	49,800	1,295,170
Fast Retailing Co. Ltd.	3,600	784,135
Fuji Corp.	43,700	677,945
Fuji Electric Co. Ltd.	23,600	1,062,842
Fujitsu Ltd.	6,400	752,711
Fuyo General Lease Co. Ltd.	9,600	772,600
Gunze Ltd.	11,300	340,565
Hamamatsu Photonics KK	3,900	164,010
Hazama Ando Corp.(a)	88,400	689,487
Hitachi Ltd.	16,800	1,041,223
Honda Motor Co. Ltd.	330,000	3,712,400
Hosiden Corp.	40,900	524,226
Hoya Corp.	28,794	2,949,009
Hulic Co. Ltd.	9,900	88,772
Inpex Corp.	196,900	2,953,172
Isuzu Motors Ltd.	84,000	1,056,015
ITOCHU Corp.	32,300	1,166,480
Itoham Yonekyu Holdings, Inc.	27,680	749,859
Japan Airlines Co. Ltd.	129,500	2,516,079
Japan Metropolitan Fund Investment Corp., REIT	180	116,740
Japan Post Insurance Co. Ltd.	26,800	450,732
Japan Tobacco, Inc.	88,500	2,036,212
JFE Holdings, Inc.	72,600	1,063,176
Kamigumi Co. Ltd.	19,600	403,642
Kandenko Co. Ltd.	74,700	687,832
Kaneka Corp.	14,300	370,732
KDDI Corp.	61,400	1,879,483
Keiyo Bank Ltd. (The)	69,800	322,789
Keyence Corp.	16,414	6,070,322
Kirin Holdings Co. Ltd.	105,600	1,478,446
Komatsu Ltd.	114,000	3,074,710
Komeri Co. Ltd.	29,000	611,214
Kubota Corp.	27,500	404,548
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Kurita Water Industries Ltd.	4,400	$153,115
Kyowa Kirin Co. Ltd.	82,989	1,442,920
Lasertec Corp.	2,000	311,025
Lintec Corp.	38,600	617,111
Lixil Corp.	7,800	90,649
Marubeni Corp.	56,000	872,942
Mazda Motor Corp.	275,800	3,131,570
MIRAIT ONE Corp.	49,400	649,399
Mitsubishi Electric Corp.	106,700	1,318,222
Mitsubishi HC Capital, Inc.	143,100	953,486
Mitsubishi UFJ Financial Group, Inc.	925,927	7,846,449
Mitsui & Co. Ltd.	63,600	2,306,769
Mitsui Chemicals, Inc.	24,800	642,521
Mitsui Fudosan Co. Ltd.	25,500	561,612
MonotaRO Co. Ltd.	7,700	82,091
NEC Corp.	63,600	3,512,160
Nidec Corp.	11,500	530,995
Nintendo Co. Ltd.	75,300	3,128,938
NIPPON EXPRESS HOLDINGS, Inc.	9,300	485,272
Nippon Sanso Holdings Corp.	4,500	106,544
Nippon Steel Corp.(a)	123,400	2,891,033
Nippon Telegraph & Telephone Corp.	4,142,500	4,903,210
Nishi-Nippon Financial Holdings, Inc.	78,300	893,764
Nitto Denko Corp.	19,700	1,291,836
Nitto Kogyo Corp.	10,000	239,662
Nomura Holdings, Inc.	176,600	707,182
Nomura Real Estate Holdings, Inc.	32,400	813,420
Nomura Real Estate Master Fund, Inc., REIT	1,918	2,148,168
Nomura Research Institute Ltd.	10,500	272,913
Obayashi Corp.	190,200	1,673,737
Obic Co. Ltd.	2,000	303,041
Odakyu Electric Railway Co. Ltd.	8,500	127,005
Olympus Corp.	127,200	1,651,500
Ono Pharmaceutical Co. Ltd.	53,700	1,029,879
Open House Group Co. Ltd.	5,400	183,098
Oriental Land Co. Ltd.	105,800	3,471,050
OSG Corp.	46,600	547,962
Otsuka Corp.	3,900	165,003
Otsuka Holdings Co. Ltd.	66,700	2,368,191
Panasonic Holdings Corp.	137,100	1,547,554
Recruit Holdings Co. Ltd.	77,276	2,364,262
Renesas Electronics Corp.*	241,700	3,691,958
Ricoh Co. Ltd.	75,000	647,097
Sankyo Co. Ltd.	24,200	1,109,060
Sankyu, Inc.	33,100	1,144,300
Santen Pharmaceutical Co. Ltd.	105,600	968,921
SCSK Corp.	4,400	76,713
Seiko Epson Corp.	17,500	274,830
Seino Holdings Co. Ltd.	73,400	1,028,575
Sekisui Chemical Co. Ltd.	11,500	165,450
Sekisui House Ltd.	17,600	350,265
Seven & i Holdings Co. Ltd.	67,100	2,626,979
Shimadzu Corp.	32,700	867,377
Shimano, Inc.	18,800	2,516,278
Shin-Etsu Chemical Co. Ltd.	178,580	5,186,972
Shionogi & Co. Ltd.	63,100	2,814,542
SKY Perfect JSAT Holdings, Inc.	142,800	667,744

A4

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
SMC Corp.	5,159	$2,312,585
Sojitz Corp.	64,000	1,401,960
Sompo Holdings, Inc.	55,800	2,391,409
Sony Group Corp.	94,470	7,725,339
Subaru Corp.	162,500	3,159,728
Sugi Holdings Co. Ltd.	12,800	508,437
Sumitomo Corp.	17,100	341,281
Sumitomo Heavy Industries Ltd.	24,000	607,755
Sumitomo Mitsui Financial Group, Inc.	73,411	3,606,392
T&D Holdings, Inc.	13,800	226,941
Teijin Ltd.	34,800	338,153
Terumo Corp.	72,400	1,916,490
TIS, Inc.	59,300	1,303,959
Tokai Rika Co. Ltd.	2,800	43,881
Tokio Marine Holdings, Inc.	187,193	4,334,211
Tokuyama Corp.	26,700	419,361
Tokyo Electron Ltd.	18,852	2,575,037
Tokyo Gas Co. Ltd.	11,500	260,736
Tokyo Seimitsu Co. Ltd.	18,000	899,951
Toyota Boshoku Corp.	39,000	710,950
Toyota Motor Corp.	131,300	2,355,565
Toyota Tsusho Corp.	5,800	341,133
Transcosmos, Inc.	12,800	273,346
Tsubakimoto Chain Co.	17,100	442,515
Valor Holdings Co. Ltd.	14,100	206,185
West Japan Railway Co.	6,000	248,285
Yamato Holdings Co. Ltd.	67,200	1,093,763
Yokogawa Electric Corp.	49,600	957,315
Yokohama Rubber Co. Ltd. (The)	33,300	692,994
		193,907,931
Jordan — 0.0%
Hikma Pharmaceuticals PLC	4,522	114,828
Luxembourg — 0.3%
ArcelorMittal SA	119,172	2,983,597
Macau — 0.2%
Sands China Ltd.*	656,358	1,995,972
Malaysia — 0.1%
CIMB Group Holdings Bhd	814,000	940,366
Mexico — 0.2%
Cemex SAB de CV, UTS*	530,091	345,232
Gruma SAB de CV (Class B Stock)	34,541	589,997
Grupo Financiero Banorte SAB de CV (Class O Stock)	82,900	694,833
Wal-Mart de Mexico SAB de CV	197,208	744,360
		2,374,422
Netherlands — 5.5%
ABN AMRO Bank NV, 144A, CVA	287,234	4,059,351
Aegon NV	141,101	680,066
Argenx SE, ADR*	3,151	1,549,126
ASM International NV	6,330	2,643,362
ASML Holding NV	30,953	18,223,590
ASR Nederland NV	18,914	707,708
EXOR NV	3,050	269,768
ING Groep NV	217,712	2,869,459
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Koninklijke Ahold Delhaize NV	183,238	$5,522,737
Koninklijke KPN NV	849,712	2,799,518
NN Group NV	43,240	1,386,196
Shell PLC	627,164	19,877,475
Wolters Kluwer NV	18,886	2,286,632
		62,874,988
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	31,106	401,052
Meridian Energy Ltd.	68,998	212,194
Xero Ltd.*	25,943	1,865,765
		2,479,011
Norway — 0.6%
DNB Bank ASA	77,561	1,558,338
Equinor ASA(a)	26,355	863,707
Mowi ASA	167,646	2,963,191
Norsk Hydro ASA	64,888	406,059
Orkla ASA	127,626	953,231
		6,744,526
Peru — 0.0%
Credicorp Ltd.	3,637	465,427
Philippines — 0.1%
DMCI Holdings, Inc.	3,317,000	610,408
Portugal — 0.1%
NOS SGPS SA	89,225	328,226
Sonae SGPS SA	543,480	527,838
		856,064
Singapore — 1.9%
Capitaland India Trust, UTS	402,675	308,642
DBS Group Holdings Ltd.	358,295	8,799,601
Genting Singapore Ltd.	252,900	156,125
Hong Leong Asia Ltd.	171,600	80,223
Jardine Cycle & Carriage Ltd.	44,500	1,037,482
Oversea-Chinese Banking Corp. Ltd.	365,400	3,417,240
Singapore Airlines Ltd.	461,300	2,176,052
Singapore Exchange Ltd.	235,000	1,671,794
STMicroelectronics NV	73,009	3,148,373
United Overseas Bank Ltd.	34,400	716,487
		21,512,019
South Africa — 0.4%
Anglo American PLC	91,737	2,519,062
Aspen Pharmacare Holdings Ltd.	70,920	642,401
AVI Ltd.	85,711	337,582
Gold Fields Ltd.	50,000	541,940
Nedbank Group Ltd.	45,490	485,146
Tiger Brands Ltd.	63,411	514,813
		5,040,944
South Korea — 1.4%
Amorepacific Corp.	4,386	396,326
DB HiTek Co. Ltd.	27,000	976,292
Doosan Bobcat, Inc.	44,759	1,689,391
Hana Financial Group, Inc.	17,652	553,011

A5

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Industrial Bank of Korea	82,300	$682,909
KB Financial Group, Inc.	12,266	500,292
Kia Corp.	28,101	1,691,407
Samsung C&T Corp.	9,800	781,358
Samsung Electronics Co. Ltd.	45,663	2,308,453
Samsung Electronics Co. Ltd., GDR	2,721	3,421,694
Samsung Fire & Marine Insurance Co. Ltd.	6,364	1,223,964
Samsung SDI Co. Ltd.	1,566	591,811
Samsung SDS Co. Ltd.	1,082	108,365
Woori Financial Group, Inc.	70,600	639,995
Youngone Corp.	16,300	582,612
		16,147,880
Spain — 2.8%
Aena SME SA, 144A	2,052	308,780
Amadeus IT Group SA	6,552	395,758
Banco Bilbao Vizcaya Argentaria SA	251,295	2,033,713
Banco Santander SA	293,064	1,116,008
CaixaBank SA	124,899	497,597
Cia de Distribucion Integral Logista Holdings SA	24,408	623,743
Enagas SA	39,090	647,311
Endesa SA	182,993	3,724,172
Iberdrola SA	498,443	5,574,810
Industria de Diseno Textil SA	272,619	10,144,713
Mapfre SA	238,133	484,572
Repsol SA	311,167	5,118,391
Telefonica SA	142,125	580,629
Viscofan SA	4,136	252,505
		31,502,702
Sweden — 3.0%
Alfa Laval AB	8,580	293,933
Assa Abloy AB (Class B Stock)	28,193	612,594
Atlas Copco AB (Class A Stock)	402,955	5,411,959
Atlas Copco AB (Class B Stock)	44,361	518,804
Betsson AB (Class B Stock)*	42,223	464,025
Boliden AB	17,978	515,912
Epiroc AB (Class A Stock)	19,127	363,169
Epiroc AB (Class B Stock)	11,020	176,290
Essity AB (Class B Stock)	119,750	2,582,678
H & M Hennes & Mauritz AB (Class B Stock)	18,576	263,412
Hexagon AB (Class B Stock)	57,684	490,934
Industrivarden AB (Class A Stock)	3,575	94,270
Investor AB (Class B Stock)	44,500	851,931
Sandvik AB	139,859	2,573,455
Skandinaviska Enskilda Banken AB (Class A Stock)	47,431	565,465
Skanska AB (Class B Stock)	38,044	624,703
SKF AB (Class B Stock)	75,792	1,258,264
Svenska Handelsbanken AB (Class A Stock)	330,930	2,944,580
Swedbank AB (Class A Stock)	156,357	2,874,061
Swedish Orphan Biovitrum AB*(a)	8,347	170,552
Volvo AB (Class A Stock)	5,460	113,386
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Volvo AB (Class B Stock)	497,973	$10,257,068
		34,021,445
Switzerland — 3.7%
ABB Ltd.	116,635	4,163,078
Cie Financiere Richemont SA (Class A Stock)	51,883	6,318,481
DSM-Firmenich AG	24,566	2,075,897
Helvetia Holding AG	6,534	912,725
Julius Baer Group Ltd.	27,953	1,789,213
Kuehne + Nagel International AG	1,344	381,872
Novartis AG	168,598	17,218,685
On Holding AG (Class A Stock)*(a)	59,529	1,656,097
Partners Group Holding AG	189	212,170
Schindler Holding AG	656	126,220
Schindler Holding AG (Part. Cert.)	1,160	231,072
Straumann Holding AG	8,584	1,092,563
UBS Group AG	257,344	6,338,946
		42,517,019
Taiwan — 1.5%
Advanced International Multitech Co. Ltd.	251,000	548,206
ASE Technology Holding Co. Ltd.	388,000	1,324,423
Chicony Electronics Co. Ltd.	211,000	755,829
Global Unichip Corp.	8,870	377,702
Hon Hai Precision Industry Co. Ltd.	322,000	1,037,882
King Yuan Electronics Co. Ltd.	630,000	1,485,719
MediaTek, Inc.	27,000	617,297
Novatek Microelectronics Corp.	79,000	1,037,397
Pou Chen Corp.	584,000	518,910
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	88,161	7,661,191
United Microelectronics Corp.	754,000	1,058,741
Zhen Ding Technology Holding Ltd.	200,000	610,599
		17,033,896
Thailand — 0.2%
AP Thailand PCL	1,863,300	603,049
Bangkok Bank PCL	150,700	691,668
Tisco Financial Group PCL	175,500	475,529
		1,770,246
Turkey — 0.0%
Haci Omer Sabanci Holding A/S	267,900	582,738
United Arab Emirates — 0.0%
Emirates NBD Bank PJSC	78,535	380,590
United Kingdom — 10.2%
3i Group PLC	321,790	8,099,666
Ashtead Group PLC	80,507	4,882,156
Associated British Foods PLC	9,920	249,228
AstraZeneca PLC	91,544	12,347,867
B&M European Value Retail SA	143,647	1,024,610
BAE Systems PLC	150,703	1,831,319
Barclays PLC	810,022	1,561,260
Bellway PLC	25,171	699,302
Berkeley Group Holdings PLC	3,540	176,786

A6

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
BP PLC	1,785,895	$11,511,763
British American Tobacco PLC	189,126	5,938,310
BT Group PLC	125,055	177,586
Burberry Group PLC	14,808	343,174
Centrica PLC	1,534,786	2,886,798
CK Hutchison Holdings Ltd.	117,000	621,164
CNH Industrial NV	160,650	1,950,234
Coca-Cola Europacific Partners PLC	5,965	372,693
Compass Group PLC	101,823	2,478,534
Diageo PLC	87,844	3,238,643
Drax Group PLC	60,388	323,095
Dunelm Group PLC	34,752	443,703
Hargreaves Lansdown PLC	9,060	85,209
Howden Joinery Group PLC	104,679	936,620
HSBC Holdings PLC	803,148	6,284,945
IG Group Holdings PLC	73,426	574,824
Imperial Brands PLC	85,580	1,736,112
Informa PLC	322,217	2,942,317
InterContinental Hotels Group PLC	41,677	3,082,195
Investec PLC	235,490	1,375,463
J D Wetherspoon PLC*	42,290	357,470
J Sainsbury PLC	650,695	2,003,833
JD Sports Fashion PLC	902,165	1,638,809
Kingfisher PLC	275,760	748,582
Lloyds Banking Group PLC	8,217,613	4,416,098
London Stock Exchange Group PLC	34,374	3,445,166
Moneysupermarket.com Group PLC	184,519	545,613
NatWest Group PLC	676,617	1,935,502
Next PLC	4,291	380,576
QinetiQ Group PLC	127,575	494,089
Reckitt Benckiser Group PLC	27,607	1,946,866
Redde Northgate PLC	160,430	661,035
Redrow PLC	80,704	485,593
RELX PLC	134,018	4,530,376
Rolls-Royce Holdings PLC*	532,195	1,425,955
Serco Group PLC	274,482	497,830
Standard Chartered PLC	183,519	1,687,923
Taylor Wimpey PLC	118,320	168,746
Tesco PLC	751,982	2,418,740
Unilever PLC	74,152	3,668,062
Vistry Group PLC	52,531	581,103
Vodafone Group PLC	587,993	551,185
Whitbread PLC	86,890	3,657,451
Wise PLC (Class A Stock)*	19,340	161,283
		116,583,462
United States — 5.9%
BRP, Inc.	8,900	673,668
CRH PLC	19,250	1,061,332
CSL Ltd.	1,503	242,138
CyberArk Software Ltd.*	7,022	1,149,993
Ferguson PLC	16,356	2,691,710
GSK PLC	242,465	4,387,112
Holcim AG*	51,562	3,300,427
James Hardie Industries PLC, CDI*	11,960	312,793
JBS SA	276,700	993,611
Linde PLC	3,560	1,325,566
Lululemon Athletica, Inc.*	5,064	1,952,729
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Monday.com Ltd.*	1,300	$206,986
Nestle SA	134,578	15,233,694
Roche Holding AG	46,616	12,726,220
Sanofi	94,698	10,168,222
Schneider Electric SE	21,967	3,619,990
Stellantis NV SGMX	51,207	981,170
Stellantis NV BATE	331,682	6,351,190
		67,378,551

Total Common Stocks (cost $1,034,958,154)		1,067,607,123
Preferred Stocks — 0.4%
Brazil — 0.2%
Gerdau SA (PRFC)	202,010	966,536
Itausa SA (PRFC)	552,900	994,363
		1,960,899
Germany — 0.2%
Bayerische Motoren Werke AG (PRFC)	1,602	149,115
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	14,842	1,392,582
Henkel AG & Co. KGaA (PRFC)	4,687	333,759
		1,875,456

Total Preferred Stocks (cost $4,077,197)		3,836,355
Unaffiliated Exchange-Traded Funds — 3.3%
United States
iShares Core MSCI EAFE ETF	355,425	22,871,599
iShares MSCI EAFE ETF(a)	60,873	4,195,367
iShares MSCI EAFE Growth ETF	58,407	5,040,524
iShares MSCI EAFE Value ETF	114,859	5,620,051

Total Unaffiliated Exchange-Traded Funds (cost $39,249,903)		37,727,541

	Units
Warrants* — 0.0%
Australia — 0.0%
Boart Longyear Group Ltd., expiring 09/13/24^	555	—
Canada — 0.0%
Constellation Software, Inc., expiring 03/31/40^	673	3,439

Total Warrants (cost $0)		3,439

Total Long-Term Investments (cost $1,078,285,254)		1,109,174,458

A7

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Short-Term Investments — 2.8%
Affiliated Mutual Funds — 2.7%
PGIM Core Government Money Market Fund(wb)	15,265,807	$15,265,807
PGIM Institutional Money Market Fund (cost $15,810,887; includes $15,743,717 of cash collateral for securities on loan)(b)(wb)	15,819,479	15,809,986

Total Affiliated Mutual Funds (cost $31,076,694)		31,075,793

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
5.337%	12/14/23	780	771,613
(cost $771,562)

Total Short-Term Investments (cost $31,848,256)				31,847,406

TOTAL INVESTMENTS—100.1% (cost $1,110,133,510)				1,141,021,864

Liabilities in excess of other assets(z) — (0.1)%				(752,640)

Net Assets — 100.0%				$1,140,269,224

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
HKD	Hong Kong Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GSI	Goldman Sachs International
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
SGMX	Sigma X MTF
SSB	State Street Bank & Trust Company
UTS	Unit Trust Security
XASX	Australian Stock Exchange
XLON	London Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,439 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,349,016; cash collateral of $15,743,717 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
130	Mini MSCI EAFE Index	Dec. 2023	$13,269,750	$(475,397)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Hong Kong Dollar,
Expiring 10/03/23	GSI	HKD	1,338	$170,948	$170,891	$57	$—
A8

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 10/04/23	SSB	HKD	114	$14,542	$14,545	$—	$(3)
				$185,490	$185,436	$57	$(3)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9